Redeemable Non-controlling Interest of a Subsidiary - Additional Information (Detail) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Sep. 30, 2017 CNY (¥)
Redeemable Noncontrolling Interest [Line Items]
Selling price of redeemable non-controlling interest holders		$ 0	¥ 0	¥ 0
Contract termmination settlement amount					¥ 355,600,000
Beijing Sequoia Mingde Equity Investment Center (Limited Partnership) | Gopher International Limited
Redeemable Noncontrolling Interest [Line Items]
Percentage of equity shares sold	8.00%
Selling price of redeemable non-controlling interest holders	¥ 336,000,000
No-interest bearing loan	¥ 12,000,000
Percentage of loan covert to equity interests	8.00%
Compound annual interest rate	8.00%
Accretion to redemption value	¥ 0